Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 144.4%

Arizona — 141.1%

Corporate — 19.0%
Chandler IDA, RB, Intel Corporation Project, AMT, 2.70%, 12/01/37(a)	$2,500	$2,538,425
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	2,305	2,356,563
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,041,210
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	1,000	1,045,490
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,514,840
5.00%, 12/01/37	2,500	3,148,500

		12,645,028

County/City/Special District/School District — 17.6%
City of Buckeye Arizona, RB, 5.00%, 07/01/43	4,000	4,536,400
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 07/01/29	480	554,477
5.50%, 07/01/30	400	462,064
County of Maricopa Arizona Unified School District No. 11 Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,429,913
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 07/01/38	3,600	3,847,824
Town of Queen Creek Arizona Excise Tax Revenue, RB, Series A, 5.00%, 08/01/42	750	889,605

		11,720,283

Education — 40.4%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 06/01/30	2,595	2,815,653
Arizona IDA, RB, Series A (b):
Doral Academy of Neveda — Fire Mesa & Red Rock Campus Projects, 5.00%, 07/15/49	1,000	1,057,100
Lone Mountain Campus Project, 5.00%, 12/15/49	250	262,115

Security	Par (000)	Value

Education (continued)
Arizona IDA, Refunding RB:
Academies of Math And Science, 5.00%, 07/01/37	$1,250	$1,412,363
Basis Schools, Inc. Projects, Series A, 5.13%, 07/01/37(b)	500	533,745
Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(b)	500	503,230
Arizona State University, Refunding RB, 5.00%, 06/01/39	2,050	2,375,212
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 07/01/33	500	550,855
Great Hearts Academies — Veritas Projects, 6.30%, 07/01/21(c)	500	549,095
Great Hearts Academies Projects, Series A, 5.00%, 07/01/44	2,000	2,124,960
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(b)	440	498,551
Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(b)	500	521,670
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 07/01/45(b)	1,000	1,040,240
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46(b)	1,500	1,559,535
Downtown Phoenix Student Housing, LLC — Arizona State University Project, Series A, 5.00%, 07/01/42	1,750	1,957,182
Great Hearts Academies Projects, 5.00%, 07/01/46	500	536,080
Legacy Traditional School Projects, 5.00%, 07/01/45(b)	500	519,295
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 07/01/47	1,000	1,076,540
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 07/01/47(b)	1,000	1,050,250
McAllister Academic Village LLC, Refunding RB, Arizona State University, 5.00%, 07/01/39	500	579,360
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 08/01/38	3,000	3,296,610

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	$1,400	$1,561,196
Town of Florence, Inc. Arizona IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	500	538,375

		26,919,212

Health — 26.1%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 03/01/41	500	521,030
Arizona Health Facilities Authority, Refunding RB, Series A:
Phoenix Children’s Hospital, 5.00%, 02/01/42	1,000	1,062,290
Scottsdale Lincoln Hospitals Project, 5.00%, 12/01/42	2,785	3,065,115
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	528,310
County of Glendale Arizona IDA, Refunding RB:
Royal Oaks Life Care Community, 5.00%, 05/15/39	2,000	2,190,820
Terrace of Phoenix Project, 5.00%, 07/01/48	530	547,177
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 07/01/39	170	171,112
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group:
5.00%, 01/01/38	1,320	1,532,969
Series A, 4.00%, 01/01/41	3,000	3,177,630
County of Maricopa Industrial Development Authority, Refunding RB, HonorHealth, Series A:
4.13%, 09/01/42	750	801,120
5.00%, 09/01/42	1,000	1,142,350
County of Yavapai Arizona IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,074,800
University Medical Center Corp., RB, 6.50%, 07/01/19(c)	500	503,995

Security	Par (000)	Value

Health (continued)
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(c)	$1,000	$1,090,730

		17,409,448

State — 3.0%
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 07/01/29	1,930	1,972,730

Transportation — 4.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 07/01/20(c)	1,000	1,038,910
Senior Lien, AMT, 5.00%, 07/01/32	700	777,357
City of Phoenix Civic Improvement Corp., Refunding RB, Junior Lien Airport, Series D, 4.00%, 07/01/40	1,000	1,066,620

		2,882,887

Utilities — 30.7%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B (AGM), 5.00%, 07/01/40	3,500	3,975,265
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	3,000	3,559,410
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,000	3,443,310
City of Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 4.00%, 07/01/39	1,300	1,406,652
Series B (BHAC), 5.50%, 07/01/41	100	139,826
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 07/01/21(c)	2,500	2,692,700
County of Pinal Arizona IDA, RB, San Manuel Facility Project, 6.25%, 06/01/26	500	515,280
Salt River Project Agricultural Improvement & Power District, Refunding RB:
5.00%, 01/01/38	2,000	2,401,300
Series A, 5.00%, 12/01/41	2,000	2,287,700

		20,421,443

Total Municipal Bonds in Arizona		93,971,031

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 3.3%

State — 1.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	$6	$6,087
4.75%, 07/01/53	232	221,583
5.00%, 07/01/58	508	500,664

		728,334

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	460	465,046

Utilities — 1.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	525	516,469
5.13%, 07/01/37	150	147,563
6.00%, 07/01/38	345	345,431

		1,009,463

Total Municipal Bonds — 144.4% (Cost — $90,997,943)		96,173,874

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Arizona — 16.3%

Utilities — 16.3%
City of Mesa Arizona Utility System Revenue, RB, Utility System, 5.00%, 07/01/35	$3,000	$3,192,195
City of Phoenix Civic Improvement Corp., Refunding RB:
Senior Lien, AMT, 5.00%, 07/01/43	4,000	4,643,940
Water System, Junior Lien, Series A, 5.00%, 07/01/19(c)	3,000	3,016,380

Total Municipal Bonds Transferred to Tender Option Bond Trusts —16.3% (Cost — $10,369,937)		10,852,515

Total Long-Term Investments — 160.7% (Cost — $101,367,880)		107,026,389

	Shares

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.94%(e)(f)	408,998	409,039

Total Short-Term Securities — 0.6% (Cost — $409,039)		409,039

Total Investments — 161.3% (Cost — $101,776,919)		107,435,428

Other Assets Less Liabilities — 2.0%		1,371,954

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.5)%		(5,027,041)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (55.8)%		(37,156,888)

Net Assets — 100.0%		$66,623,453

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA)

(f)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	406,896	2,102	408,998	$409,039	$7,799	$30	$(40)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

COP	Certificates of Participation

ERB	Education Revenue Bonds

GO	General Obligation Bonds

IDA	Industrial Development Authority

RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	12	06/19/19	$1,484	$1,039
Long U.S. Treasury Bond	24	06/19/19	3,539	11,167
5-Year U.S. Treasury Note	4	06/28/19	463	(1,173)

				$11,033

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$107,026,389	$—	$107,026,389
Short-Term Securities	409,039	—	—	409,039

	$409,039	$107,026,389	$—	$107,435,428
Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$12,206	$—	$—	$12,206
Liabilities:
Interest rate contracts	(1,173)	—	—	(1,173)

	$11,033	$—	$—	$11,033

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
TOB Trust Certificates	$—	$(5,000,000)	$—	$(5,000,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

	$—	$(42,300,000)	$—	$(42,300,000)

5